Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024
Commitments and Contingencies [Line Items]
Fixed annual interest rate				4.00%
Grants intended costs, description	The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Marketing grants received amount	$ 668
Sales of products	5.00%
Amount equal	150.00%
Pay royalties up to an amount	$ 586
Authority amount	$ 27
Israel Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Amount of royalties paid or accrued,	$ 56,177
Total research and development grants	50,226
Accumulated interest, grants	28,610
Accumulated royalties paid	22,659
Royalty expenses	$ 1,825	$ 1,528	$ 1,382
Israeli Ministry of Trade [Member]
Commitments and Contingencies [Line Items]
Royalty payable range	3.00%
Grant approved over a period	5 years
BIRD-F [Member]
Commitments and Contingencies [Line Items]
Accumulated royalties paid	$ 479
Proceeds from grants received	340
Linkage to CPI	710
Pay royalties up to an amount	1,065
Bank of Israel [Member]
Commitments and Contingencies [Line Items]
SOFR Interest rate				0.72%
December 31, 2024 [Member]
Commitments and Contingencies [Line Items]
Bank guarantee	164
May 01, 2025 [Member]
Commitments and Contingencies [Line Items]
Bank guarantee	99
June 01, 2025 [Member]
Commitments and Contingencies [Line Items]
Bank guarantee	$ 689
SOFR [Member] | Bank of Israel [Member]
Commitments and Contingencies [Line Items]
SOFR Interest rate				1.00%